LONG-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
LONG-TERM INVESTMENTS [Abstract]
Severance pay funds (see Note 15)	$ 12,522	$ 11,307
Others, (see investment in limited partnership below)	1,972	1,656
Long-term investments, total	$ 14,494	$ 12,963
Limited partnership [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	38.00%